Note 4 - Discontinued Operations - Loss From Discontinued Operations (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Revenues				$ 553,302	$ 553,302	$ 3,370,181
Infrastructure and access				2,523,222	965,596	19,292,571
Depreciation				638,681	638,681	4,032,219
Network operations		9,364		192,947	192,947	793,886
Customer support				69,804	69,804	383,155
Sales and marketing				246	246	145,954
General and administrative		58,212		105,545	105,545
Total operating expenses		67,576		3,530,445	1,972,819	24,647,785
Net operating loss		(67,576)		(2,977,143)	(1,419,517)	(21,277,604)
Gain on sale of assets				1,177,742	1,177,742
Loss from discontinued operations		$ (67,576)		$ (1,799,401)	$ (241,775)	$ (21,277,604)